Stockholders' Equity - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2006	Apr. 30, 2003	Jan. 31, 2010	Dec. 31, 2011	Feb. 04, 2006
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Options outstanding (in shares)	4,448,259	5,279,229	5,422,130				4,641,039
Employee Vesting Period		5 years
Stock option expense		$ 1,200,000	$ 1,900,000
Weighted average grant date fair value of options granted (in dollars per share)		$ 1.29	$ 1.10
Stock-based compensation expense expected to recognize	1,600,000	1,600,000
Weighted average remaining service	1 year 7 months 6 days	1 year 8 months 12 days
2003 Stock Option Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option contractual term				10 years	10 years
Number of shares reserved for future issuance								9,715,000
Options outstanding (in shares)		945,472
2006 Equity Incentive Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares available for issuance increases, percentage of outstanding common stock				10.00%
Potential number of shares available for issuance increases				1,695,690
Shares available for future grant		10,468,175	8,872,540
Description of shares available for issuance				The number of shares available for issuance increases by the lesser of (a) 10% of the outstanding shares of our common stock on the last day of the preceding fiscal year; (b) 1,695,690 shares; or (c) such other amount as our Board of Directors may determine.
Carilion Clinic
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Senior convertible Promissory Notes principal amount converted						5,000,000
Accrued interest converted						1,200,000
Percentage of Dividend Payable On Series A Convertible Preferred Stock						6.00%
Shares of common stock dividends		314,525
Conversion of stock description		Each share of Series A Convertible Preferred Stock may be converted into one share of our common stock at the option of the holder.
Conversion of stock, ratio			1
Warrant exercise price (in dollars per share)						2.50
Carilion Clinic | Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock liquidation preference value						6,200,000
Carilion Clinic | Series A Preferred Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock issued in exchange of notes payable, shares						1,321,514
Hansen
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Issuance of Common Stock, Hansen Settlement (In shares)						1,247,330
Warrant exercise price (in dollars per share)						0.01
Common Stock Shares Outstanding Ownership Percentage						9.90%
Common stock issued upon exercise of warrant (in shares)		32,180	0
Warrant expense recognized		$ 0	$ 17,190